A T B C | Fidelity Advisor Freedom Income Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom Income Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom Income Fund - Class A		Fidelity Advisor Freedom Income Fund - Class T		Fidelity Advisor Freedom Income Fund - Class B		Fidelity Advisor Freedom Income Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom Income Fund		Fidelity Advisor Freedom Income Fund - Class A	Fidelity Advisor Freedom Income Fund - Class T	Fidelity Advisor Freedom Income Fund - Class B	Fidelity Advisor Freedom Income Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.49%	0.49%	0.49%	0.49%
Total annual operating expenses	[1]	0.74%	0.99%	1.49%	1.49%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom Income Fund (USD $)	Fidelity Advisor Freedom Income Fund - Class A	Fidelity Advisor Freedom Income Fund - Class T	Fidelity Advisor Freedom Income Fund - Class B	Fidelity Advisor Freedom Income Fund - Class C
1 year	646	447	652	252
3 years	798	654	771	471
5 years	963	878	1,013	813
10 years	1,441	1,521	1,481	1,779

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom Income Fund (USD $)	Fidelity Advisor Freedom Income Fund - Class A	Fidelity Advisor Freedom Income Fund - Class T	Fidelity Advisor Freedom Income Fund - Class B	Fidelity Advisor Freedom Income Fund - Class C
1 year	646	447	152	152
3 years	798	654	471	471
5 years	963	878	813	813
10 years	1,441	1,521	1,481	1,779

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	12.6%
Commodity Fund	2.0%

International Equity Funds
Developed International Equity Funds	4.6%
Emerging Markets Equity Fund	0.8%

Bond Funds
Investment-Grade Bond Funds	23.0%
Inflation-Protected Bond Fund	12.0%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	40.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	8.33%	June 30, 2009
Lowest Quarter Return	-7.86%	December 31, 2008
Year-to-Date Return	1.83%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom Income Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom Income Fund - Class A	1.40%	2.89%	3.25%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom Income Fund - Class T	3.65%	3.13%	3.33%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom Income Fund - Class B	1.86%	3.00%	3.35%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom Income Fund - Class C	5.79%	3.34%	3.30%	[1]	Jul. 24, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom Income Fund - Class A	0.69%	1.75%	2.25%	[1]	Jul. 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom Income Fund - Class A	0.97%	1.83%	2.23%	[1]	Jul. 24, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.07%	[1]	Jul. 24, 2003
Fidelity Freedom Income Composite Index (reflects no deduction for fees, expenses, or taxes)	6.16%	4.16%	4.44%	[1]	Jul. 24, 2003
[1]	From July 24, 2003.

A T B C | Fidelity Advisor Freedom 2005 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2005 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2005 Fund	Fidelity Advisor Freedom 2005 Fund - Class A		Fidelity Advisor Freedom 2005 Fund - Class T		Fidelity Advisor Freedom 2005 Fund - Class B		Fidelity Advisor Freedom 2005 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2005 Fund		Fidelity Advisor Freedom 2005 Fund - Class A	Fidelity Advisor Freedom 2005 Fund - Class T	Fidelity Advisor Freedom 2005 Fund - Class B	Fidelity Advisor Freedom 2005 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.60%	0.60%	0.60%	0.60%
Total annual operating expenses	[1]	0.85%	1.10%	1.60%	1.60%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2005 Fund (USD $)	Fidelity Advisor Freedom 2005 Fund - Class A	Fidelity Advisor Freedom 2005 Fund - Class T	Fidelity Advisor Freedom 2005 Fund - Class B	Fidelity Advisor Freedom 2005 Fund - Class C
1 year	657	458	663	263
3 years	831	687	805	505
5 years	1,019	935	1,071	871
10 years	1,564	1,643	1,605	1,900

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2005 Fund (USD $)	Fidelity Advisor Freedom 2005 Fund - Class A	Fidelity Advisor Freedom 2005 Fund - Class T	Fidelity Advisor Freedom 2005 Fund - Class B	Fidelity Advisor Freedom 2005 Fund - Class C
1 year	657	458	163	163
3 years	831	687	505	505
5 years	1,019	935	871	871
10 years	1,564	1,643	1,605	1,900

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expected to have retired around the year 2005.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2005).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	26.4%
Commodity Fund	3.6%

International Equity Funds
Developed International Equity Funds	9.2%
Emerging Markets Equity Fund	1.7%

Bond Funds
Investment-Grade Bond Funds	22.3%
Inflation-Protected Bond Fund	9.0%
High Yield Bond Funds	4.9%

Short-Term Funds
Short-Term Funds	22.9%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.03%	June 30, 2009
Lowest Quarter Return	-13.93%	December 31, 2008
Year-to-Date Return	2.78%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2005 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2005 Fund - Class A	4.60%	2.48%	3.76%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2005 Fund - Class T	6.90%	2.72%	3.85%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2005 Fund - Class B	5.18%	2.59%	3.86%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2005 Fund - Class C	9.16%	2.93%	3.85%	[1]	Nov. 06, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2005 Fund - Class A	3.89%	1.52%	2.89%	[1]	Nov. 06, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2005 Fund - Class A	3.06%	1.64%	2.79%	[1]	Nov. 06, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.25%	[1]	Nov. 06, 2003
Fidelity Freedom 2005 Composite Index (reflects no deduction for fees, expenses, or taxes)	9.45%	4.10%	5.19%	[1]	Nov. 06, 2003
[1]	From November 6, 2003.

A T B C | Fidelity Advisor Freedom 2010 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2010 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2010 Fund - Class A		Fidelity Advisor Freedom 2010 Fund - Class T		Fidelity Advisor Freedom 2010 Fund - Class B		Fidelity Advisor Freedom 2010 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2010 Fund		Fidelity Advisor Freedom 2010 Fund - Class A	Fidelity Advisor Freedom 2010 Fund - Class T	Fidelity Advisor Freedom 2010 Fund - Class B	Fidelity Advisor Freedom 2010 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.64%	0.64%	0.64%	0.64%
Total annual operating expenses	[1]	0.89%	1.14%	1.64%	1.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2010 Fund (USD $)	Fidelity Advisor Freedom 2010 Fund - Class A	Fidelity Advisor Freedom 2010 Fund - Class T	Fidelity Advisor Freedom 2010 Fund - Class B	Fidelity Advisor Freedom 2010 Fund - Class C
1 year	661	462	667	267
3 years	843	700	817	517
5 years	1,040	956	1,092	892
10 years	1,608	1,688	1,649	1,944

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2010 Fund (USD $)	Fidelity Advisor Freedom 2010 Fund - Class A	Fidelity Advisor Freedom 2010 Fund - Class T	Fidelity Advisor Freedom 2010 Fund - Class B	Fidelity Advisor Freedom 2010 Fund - Class C
1 year	661	462	167	167
3 years	843	700	517	517
5 years	1,040	956	892	892
10 years	1,608	1,688	1,649	1,944

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	31.6%
Commodity Fund	4.4%

International Equity Funds
Developed International Equity Funds	11.1%
Emerging Markets Equity Fund	2.0%

Bond Funds
Investment-Grade Bond Funds	25.7%
Inflation-Protected Bond Fund	9.5%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	10.7%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.88%	June 30, 2009
Lowest Quarter Return	-14.54%	December 31, 2008
Year-to-Date Return	3.29%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2010 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2010 Fund - Class A	5.75%	2.73%	4.35%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2010 Fund - Class T	8.06%	2.96%	4.42%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2010 Fund - Class B	6.49%	2.83%	4.45%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2010 Fund - Class C	10.44%	3.18%	4.39%	[1]	Jul. 24, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2010 Fund - Class A	4.99%	1.71%	3.45%	[1]	Jul. 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2010 Fund - Class A	3.83%	1.83%	3.30%	[1]	Jul. 24, 2003
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.07%	[1]	Jul. 24, 2003
Fidelity Freedom 2010 Composite Index (reflects no deduction for fees, expenses, or taxes)	10.70%	4.36%	5.86%	[1]	Jul. 24, 2003
[1]	From July 24, 2003.

A T B C | Fidelity Advisor Freedom 2015 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2015 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2015 Fund - Class A		Fidelity Advisor Freedom 2015 Fund - Class T		Fidelity Advisor Freedom 2015 Fund - Class B		Fidelity Advisor Freedom 2015 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2015 Fund		Fidelity Advisor Freedom 2015 Fund - Class A	Fidelity Advisor Freedom 2015 Fund - Class T	Fidelity Advisor Freedom 2015 Fund - Class B	Fidelity Advisor Freedom 2015 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.64%	0.64%	0.64%	0.64%
Total annual operating expenses	[1]	0.89%	1.14%	1.64%	1.64%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2015 Fund (USD $)	Fidelity Advisor Freedom 2015 Fund - Class A	Fidelity Advisor Freedom 2015 Fund - Class T	Fidelity Advisor Freedom 2015 Fund - Class B	Fidelity Advisor Freedom 2015 Fund - Class C
1 year	661	462	667	267
3 years	843	700	817	517
5 years	1,040	956	1,092	892
10 years	1,608	1,688	1,649	1,944

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2015 Fund (USD $)	Fidelity Advisor Freedom 2015 Fund - Class A	Fidelity Advisor Freedom 2015 Fund - Class T	Fidelity Advisor Freedom 2015 Fund - Class B	Fidelity Advisor Freedom 2015 Fund - Class C
1 year	661	462	167	167
3 years	843	700	517	517
5 years	1,040	956	892	892
10 years	1,608	1,688	1,649	1,944

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately.

Investment %
Domestic Equity Funds
Domestic Equity Funds	32.3%
Commodity Fund	4.5%

International Equity Funds
Developed International Equity Funds	11.4%
Emerging Markets Equity Fund	2.1%

Bond Funds
Investment-Grade Bond Funds	26.4%
Inflation-Protected Bond Fund	8.8%
High Yield Bond Funds	5.0%

Short-Term Funds
Short-Term Funds	9.5%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.47%	June 30, 2009
Lowest Quarter Return	-15.47%	December 31, 2008
Year-to-Date Return	3.31%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2015 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2015 Fund - Class A	5.94%	2.67%	4.31%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2015 Fund - Class T	8.20%	2.89%	4.40%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2015 Fund - Class B	6.53%	2.75%	4.43%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2015 Fund - Class C	10.51%	3.10%	4.40%	[1]	Nov. 06, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2015 Fund - Class A	5.20%	1.69%	3.46%	[1]	Nov. 06, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2015 Fund - Class A	3.95%	1.82%	3.31%	[1]	Nov. 06, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	4.53%	[1]	Nov. 06, 2003
Fidelity Freedom 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	10.87%	4.35%	5.81%	[1]	Nov. 06, 2003
[1]	From November 6, 2003.

A T B C | Fidelity Advisor Freedom 2020 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2020 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2020 Fund - Class A		Fidelity Advisor Freedom 2020 Fund - Class T		Fidelity Advisor Freedom 2020 Fund - Class B		Fidelity Advisor Freedom 2020 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2020 Fund		Fidelity Advisor Freedom 2020 Fund - Class A	Fidelity Advisor Freedom 2020 Fund - Class T	Fidelity Advisor Freedom 2020 Fund - Class B	Fidelity Advisor Freedom 2020 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.70%	0.70%	0.70%	0.70%
Total annual operating expenses	[1]	0.95%	1.20%	1.70%	1.70%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2020 Fund (USD $)	Fidelity Advisor Freedom 2020 Fund - Class A	Fidelity Advisor Freedom 2020 Fund - Class T	Fidelity Advisor Freedom 2020 Fund - Class B	Fidelity Advisor Freedom 2020 Fund - Class C
1 year	666	468	673	273
3 years	860	718	836	536
5 years	1,070	987	1,123	923
10 years	1,674	1,754	1,716	2,009

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2020 Fund (USD $)	Fidelity Advisor Freedom 2020 Fund - Class A	Fidelity Advisor Freedom 2020 Fund - Class T	Fidelity Advisor Freedom 2020 Fund - Class B	Fidelity Advisor Freedom 2020 Fund - Class C
1 year	666	468	173	173
3 years	860	718	536	536
5 years	1,070	987	923	923
10 years	1,674	1,754	1,716	2,009

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	38.0%
Commodity Fund	5.6%

International Equity Funds
Developed International Equity Funds	13.4%
Emerging Markets Equity Fund	2.5%

Bond Funds
Investment-Grade Bond Funds	23.4%
Inflation-Protected Bond Fund	6.7%
High Yield Bond Funds	6.4%

Short-Term Funds
Short-Term Funds	4.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.67%	June 30, 2009
Lowest Quarter Return	-18.63%	December 31, 2008
Year-to-Date Return	3.75%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2020 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2020 Fund - Class A	7.24%	2.15%	4.91%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2020 Fund - Class T	9.48%	2.36%	4.99%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2020 Fund - Class B	7.90%	2.25%	5.02%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2020 Fund - Class C	11.82%	2.58%	4.98%	[1]	Jul. 24, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2020 Fund - Class A	6.48%	1.21%	4.10%	[1]	Jul. 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2020 Fund - Class A	4.81%	1.44%	3.89%	[1]	Jul. 24, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	5.48%	[1]	Jul. 24, 2003
Fidelity Freedom 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	12.08%	4.04%	6.67%	[1]	Jul. 24, 2003
[1]	From July 24, 2003.

A T B C | Fidelity Advisor Freedom 2025 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2025 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2025 Fund - Class A		Fidelity Advisor Freedom 2025 Fund - Class T		Fidelity Advisor Freedom 2025 Fund - Class B		Fidelity Advisor Freedom 2025 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2025 Fund		Fidelity Advisor Freedom 2025 Fund - Class A	Fidelity Advisor Freedom 2025 Fund - Class T	Fidelity Advisor Freedom 2025 Fund - Class B	Fidelity Advisor Freedom 2025 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.74%	0.74%	0.74%	0.74%
Total annual operating expenses	[1]	0.99%	1.24%	1.74%	1.74%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2025 Fund (USD $)	Fidelity Advisor Freedom 2025 Fund - Class A	Fidelity Advisor Freedom 2025 Fund - Class T	Fidelity Advisor Freedom 2025 Fund - Class B	Fidelity Advisor Freedom 2025 Fund - Class C
1 year	670	472	677	277
3 years	872	730	848	548
5 years	1,091	1,007	1,144	944
10 years	1,718	1,797	1,760	2,052

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2025 Fund (USD $)	Fidelity Advisor Freedom 2025 Fund - Class A	Fidelity Advisor Freedom 2025 Fund - Class T	Fidelity Advisor Freedom 2025 Fund - Class B	Fidelity Advisor Freedom 2025 Fund - Class C
1 year	670	472	177	177
3 years	872	730	548	548
5 years	1,091	1,007	944	944
10 years	1,718	1,797	1,760	2,052

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	43.9%
Commodity Fund	6.8%

International Equity Funds
Developed International Equity Funds	15.6%
Emerging Markets Equity Fund	2.8%

Bond Funds
Investment-Grade Bond Funds	19.8%
Inflation-Protected Bond Fund	3.7%
High Yield Bond Funds	7.3%

Short-Term Funds
Short-Term Funds	0.1%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.38%	June 30, 2009
Lowest Quarter Return	-19.73%	December 31, 2008
Year-to-Date Return	4.22%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2025 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2025 Fund - Class A	8.09%	2.11%	4.33%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2025 Fund - Class T	10.47%	2.37%	4.48%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2025 Fund - Class B	8.91%	2.22%	4.44%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2025 Fund - Class C	12.90%	2.58%	4.42%	[1]	Nov. 06, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2025 Fund - Class A	7.37%	1.24%	3.58%	[1]	Nov. 06, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2025 Fund - Class A	5.38%	1.45%	3.42%	[1]	Nov. 06, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	4.53%	[1]	Nov. 06, 2003
Fidelity Freedom 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	13.09%	4.15%	6.15%	[1]	Nov. 06, 2003
[1]	From November 6, 2003.

A T B C | Fidelity Advisor Freedom 2030 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2030 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2030 Fund - Class A		Fidelity Advisor Freedom 2030 Fund - Class T		Fidelity Advisor Freedom 2030 Fund - Class B		Fidelity Advisor Freedom 2030 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2030 Fund		Fidelity Advisor Freedom 2030 Fund - Class A	Fidelity Advisor Freedom 2030 Fund - Class T	Fidelity Advisor Freedom 2030 Fund - Class B	Fidelity Advisor Freedom 2030 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.76%	0.76%	0.76%	0.76%
Total annual operating expenses	[1]	1.01%	1.26%	1.76%	1.76%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2030 Fund (USD $)	Fidelity Advisor Freedom 2030 Fund - Class A	Fidelity Advisor Freedom 2030 Fund - Class T	Fidelity Advisor Freedom 2030 Fund - Class B	Fidelity Advisor Freedom 2030 Fund - Class C
1 year	672	474	679	279
3 years	878	736	854	554
5 years	1,101	1,017	1,154	954
10 years	1,740	1,819	1,782	2,073

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2030 Fund (USD $)	Fidelity Advisor Freedom 2030 Fund - Class A	Fidelity Advisor Freedom 2030 Fund - Class T	Fidelity Advisor Freedom 2030 Fund - Class B	Fidelity Advisor Freedom 2030 Fund - Class C
1 year	672	474	179	179
3 years	878	736	554	554
5 years	1,101	1,017	954	954
10 years	1,740	1,819	1,782	2,073

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	46.5%
Commodity Fund	7.4%

International Equity Funds
Developed International Equity Funds	16.5%
Emerging Markets Equity Fund	3.0%

Bond Funds
Investment-Grade Bond Funds	18.9%
Inflation-Protected Bond Fund	0.4%
High Yield Bond Funds	7.3%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.60%	June 30, 2009
Lowest Quarter Return	-21.73%	December 31, 2008
Year-to-Date Return	4.35%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2030 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2030 Fund - Class A	8.53%	1.47%	4.90%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2030 Fund - Class T	10.74%	1.69%	4.96%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2030 Fund - Class B	9.24%	1.56%	4.99%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2030 Fund - Class C	13.24%	1.90%	4.95%	[1]	Jul. 24, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2030 Fund - Class A	7.83%	0.67%	4.22%	[1]	Jul. 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2030 Fund - Class A	5.68%	0.98%	3.99%	[1]	Jul. 24, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	5.48%	[1]	Jul. 24, 2003
Fidelity Freedom 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	13.35%	3.52%	6.79%	[1]	Jul. 24, 2003
[1]	From July 24, 2003.

A T B C | Fidelity Advisor Freedom 2035 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2035 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2035 Fund - Class A		Fidelity Advisor Freedom 2035 Fund - Class T		Fidelity Advisor Freedom 2035 Fund - Class B		Fidelity Advisor Freedom 2035 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2035 Fund		Fidelity Advisor Freedom 2035 Fund - Class A	Fidelity Advisor Freedom 2035 Fund - Class T	Fidelity Advisor Freedom 2035 Fund - Class B	Fidelity Advisor Freedom 2035 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.79%	0.79%	0.79%	0.79%
Total annual operating expenses	[1]	1.04%	1.29%	1.79%	1.79%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2035 Fund (USD $)	Fidelity Advisor Freedom 2035 Fund - Class A	Fidelity Advisor Freedom 2035 Fund - Class T	Fidelity Advisor Freedom 2035 Fund - Class B	Fidelity Advisor Freedom 2035 Fund - Class C
1 year	675	477	682	282
3 years	887	745	863	563
5 years	1,116	1,033	1,170	970
10 years	1,773	1,852	1,815	2,105

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2035 Fund (USD $)	Fidelity Advisor Freedom 2035 Fund - Class A	Fidelity Advisor Freedom 2035 Fund - Class T	Fidelity Advisor Freedom 2035 Fund - Class B	Fidelity Advisor Freedom 2035 Fund - Class C
1 year	675	477	182	182
3 years	887	745	563	563
5 years	1,116	1,033	970	970
10 years	1,773	1,852	1,815	2,105

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2035).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	52.1%
Commodity Fund	8.7%

International Equity Funds
Developed International Equity Funds	18.5%
Emerging Markets Equity Fund	3.4%

Bond Funds
Investment-Grade Bond Funds	10.1%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	7.2%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	18.91%	June 30, 2009
Lowest Quarter Return	-22.12%	December 31, 2008
Year-to-Date Return	4.67%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2035 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2035 Fund - Class A	9.08%	1.46%	4.16%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2035 Fund - Class T	11.39%	1.69%	4.22%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2035 Fund - Class B	9.84%	1.54%	4.23%	[1]	Nov. 06, 2003
Return Before Taxes Fidelity Advisor Freedom 2035 Fund - Class C	13.89%	1.91%	4.24%	[1]	Nov. 06, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2035 Fund - Class A	8.45%	0.72%	3.50%	[1]	Nov. 06, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2035 Fund - Class A	6.05%	0.99%	3.35%	[1]	Nov. 06, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	4.53%	[1]	Nov. 06, 2003
Fidelity Freedom 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.10%	3.62%	6.06%	[1]	Nov. 06, 2003
[1]	From November 6, 2003.

A T B C | Fidelity Advisor Freedom 2040 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2040 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2040 Fund - Class A		Fidelity Advisor Freedom 2040 Fund - Class T		Fidelity Advisor Freedom 2040 Fund - Class B		Fidelity Advisor Freedom 2040 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2040 Fund		Fidelity Advisor Freedom 2040 Fund - Class A	Fidelity Advisor Freedom 2040 Fund - Class T	Fidelity Advisor Freedom 2040 Fund - Class B	Fidelity Advisor Freedom 2040 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.80%	0.80%	0.80%	0.80%
Total annual operating expenses	[1]	1.05%	1.30%	1.80%	1.80%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2040 Fund (USD $)	Fidelity Advisor Freedom 2040 Fund - Class A	Fidelity Advisor Freedom 2040 Fund - Class T	Fidelity Advisor Freedom 2040 Fund - Class B	Fidelity Advisor Freedom 2040 Fund - Class C
1 year	676	478	683	283
3 years	890	748	866	566
5 years	1,121	1,038	1,175	975
10 years	1,784	1,863	1,826	2,116

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2040 Fund (USD $)	Fidelity Advisor Freedom 2040 Fund - Class A	Fidelity Advisor Freedom 2040 Fund - Class T	Fidelity Advisor Freedom 2040 Fund - Class B	Fidelity Advisor Freedom 2040 Fund - Class C
1 year	676	478	183	183
3 years	890	748	566	566
5 years	1,121	1,038	975	975
10 years	1,784	1,863	1,826	2,116

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2040).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	52.7%
Commodity Fund	8.8%

International Equity Funds
Developed International Equity Funds	18.8%
Emerging Markets Equity Fund	3.4%

Bond Funds
Investment-Grade Bond Funds	8.2%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	8.1%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	19.62%	June 30, 2009
Lowest Quarter Return	-22.94%	December 31, 2008
Year-to-Date Return	4.77%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2040 Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2040 Fund - Class A	9.20%	1.32%	5.10%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2040 Fund - Class T	11.60%	1.54%	5.17%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2040 Fund - Class B	10.08%	1.39%	5.20%	[1]	Jul. 24, 2003
Return Before Taxes Fidelity Advisor Freedom 2040 Fund - Class C	14.14%	1.77%	5.15%	[1]	Jul. 24, 2003
Return After Taxes on Distributions Fidelity Advisor Freedom 2040 Fund - Class A	8.56%	0.54%	4.44%	[1]	Jul. 24, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2040 Fund - Class A	6.13%	0.87%	4.19%	[1]	Jul. 24, 2003
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	5.48%	[1]	Jul. 24, 2003
Fidelity Freedom 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.15%	3.47%	7.07%	[1]	Jul. 24, 2003
[1]	From July 24, 2003.

A T B C | Fidelity Advisor Freedom 2045 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2045 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2045 Fund - Class A		Fidelity Advisor Freedom 2045 Fund - Class T		Fidelity Advisor Freedom 2045 Fund - Class B		Fidelity Advisor Freedom 2045 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2045 Fund		Fidelity Advisor Freedom 2045 Fund - Class A	Fidelity Advisor Freedom 2045 Fund - Class T	Fidelity Advisor Freedom 2045 Fund - Class B	Fidelity Advisor Freedom 2045 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.80%	0.80%	0.80%	0.80%
Total annual operating expenses	[1]	1.05%	1.30%	1.80%	1.80%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2045 Fund (USD $)	Fidelity Advisor Freedom 2045 Fund - Class A	Fidelity Advisor Freedom 2045 Fund - Class T	Fidelity Advisor Freedom 2045 Fund - Class B	Fidelity Advisor Freedom 2045 Fund - Class C
1 year	676	478	683	283
3 years	890	748	866	566
5 years	1,121	1,038	1,175	975
10 years	1,784	1,863	1,826	2,116

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2045 Fund (USD $)	Fidelity Advisor Freedom 2045 Fund - Class A	Fidelity Advisor Freedom 2045 Fund - Class T	Fidelity Advisor Freedom 2045 Fund - Class B	Fidelity Advisor Freedom 2045 Fund - Class C
1 year	676	478	183	183
3 years	890	748	566	566
5 years	1,121	1,038	975	975
10 years	1,784	1,863	1,826	2,116

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	53.8%
Commodity Fund	9.2%

International Equity Funds
Developed International Equity Funds	19.2%
Emerging Markets Equity Fund	3.5%

Bond Funds
Investment-Grade Bond Funds	4.9%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	9.4%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	19.71%	June 30, 2009
Lowest Quarter Return	-23.29%	December 31, 2008
Year-to-Date Return	4.89%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2045 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2045 Fund - Class A	9.56%	0.49%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2045 Fund - Class T	11.85%	0.76%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2045 Fund - Class B	10.24%	0.62%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2045 Fund - Class C	14.19%	1.04%	[1]	Jun. 01, 2006
Return After Taxes on Distributions Fidelity Advisor Freedom 2045 Fund - Class A	8.95%	(0.12%)	[1]	Jun. 01, 2006
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2045 Fund - Class A	6.37%	0.19%	[1]	Jun. 01, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.66%	[1]	Jun. 01, 2006
Fidelity Freedom 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.29%	2.71%	[1]	Jun. 01, 2006
[1]	From June 1, 2006.

A T B C | Fidelity Advisor Freedom 2050 Fund
Fund Summary Fund/Class: Fidelity Advisor Freedom 2050 Fund®/A, T, B, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Advisor Freedom 2050 Fund	Fidelity Advisor Freedom 2050 Fund - Class A		Fidelity Advisor Freedom 2050 Fund - Class T		Fidelity Advisor Freedom 2050 Fund - Class B		Fidelity Advisor Freedom 2050 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Advisor Freedom 2050 Fund		Fidelity Advisor Freedom 2050 Fund - Class A	Fidelity Advisor Freedom 2050 Fund - Class T	Fidelity Advisor Freedom 2050 Fund - Class B	Fidelity Advisor Freedom 2050 Fund - Class C
Management fee		none	none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		none	none	none	none
Acquired fund fees and expenses		0.82%	0.82%	0.82%	0.82%
Total annual operating expenses	[1]	1.07%	1.32%	1.82%	1.82%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Advisor Freedom 2050 Fund (USD $)	Fidelity Advisor Freedom 2050 Fund - Class A	Fidelity Advisor Freedom 2050 Fund - Class T	Fidelity Advisor Freedom 2050 Fund - Class B	Fidelity Advisor Freedom 2050 Fund - Class C
1 year	678	480	685	285
3 years	896	754	873	573
5 years	1,131	1,048	1,185	985
10 years	1,806	1,885	1,848	2,137

Hold Shares
Expense Example, No Redemption A T B C Fidelity Advisor Freedom 2050 Fund (USD $)	Fidelity Advisor Freedom 2050 Fund - Class A	Fidelity Advisor Freedom 2050 Fund - Class T	Fidelity Advisor Freedom 2050 Fund - Class B	Fidelity Advisor Freedom 2050 Fund - Class C
1 year	678	480	185	185
3 years	896	754	573	573
5 years	1,131	1,048	985	985
10 years	1,806	1,885	1,848	2,137

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).
  Using an asset allocation among underlying Fidelity funds as of March 31, 2011, of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	56.1%
Commodity Fund	9.9%

International Equity Funds
Developed International Equity Funds	20.0%
Emerging Markets Equity Fund	3.6%

Bond Funds
Investment-Grade Bond Funds	1.0%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	9.4%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	20.65%	June 30, 2009
Lowest Quarter Return	-24.07%	December 31, 2008
Year-to-Date Return	4.97%	March 31, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Advisor Freedom 2050 Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Advisor Freedom 2050 Fund - Class A	9.73%	0.27%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2050 Fund - Class T	11.89%	0.54%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2050 Fund - Class B	10.44%	0.43%	[1]	Jun. 01, 2006
Return Before Taxes Fidelity Advisor Freedom 2050 Fund - Class C	14.44%	0.86%	[1]	Jun. 01, 2006
Return After Taxes on Distributions Fidelity Advisor Freedom 2050 Fund - Class A	9.15%	(0.32%)	[1]	Jun. 01, 2006
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Advisor Freedom 2050 Fund - Class A	6.49%	0.03%	[1]	Jun. 01, 2006
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	1.66%	[1]	Jun. 01, 2006
Fidelity Freedom 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.46%	2.43%	[1]	Jun. 01, 2006
[1]	From June 1, 2006.

A T C | Fidelity Advisor Freedom 2055 Fund
Fund Summary Fund/Class: Fidelity Advisor FreedomSM 2055 Fund/A, T, C
Investment Objective
The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Advisor Freedom 2055 Fund	Fidelity Advisor Freedom 2055 Fund - Class A		Fidelity Advisor Freedom 2055 Fund - Class T		Fidelity Advisor Freedom 2055 Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Advisor Freedom 2055 Fund		Fidelity Advisor Freedom 2055 Fund - Class A	Fidelity Advisor Freedom 2055 Fund - Class T	Fidelity Advisor Freedom 2055 Fund - Class C
Management fee		none	none	none
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%
Other expenses	[1]	none	none	none
Acquired fund fees and expenses	[1]	0.82%	0.82%	0.82%
Total annual operating expenses		1.07%	1.32%	1.82%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Advisor Freedom 2055 Fund (USD $)	Fidelity Advisor Freedom 2055 Fund - Class A	Fidelity Advisor Freedom 2055 Fund - Class T	Fidelity Advisor Freedom 2055 Fund - Class C
1 year	678	480	285
3 years	896	754	185

Hold Shares
Expense Example, No Redemption A T C Fidelity Advisor Freedom 2055 Fund (USD $)	Fidelity Advisor Freedom 2055 Fund - Class A	Fidelity Advisor Freedom 2055 Fund - Class T	Fidelity Advisor Freedom 2055 Fund - Class C
1 year	678	480	573
3 years	896	754	573

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance.
Principal Investment Strategies
  Investing in a combination of underlying Fidelity domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2055.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2055).
  Using a target allocation as of the fund's inception of approximately:

Investment %
Domestic Equity Funds
Domestic Equity Funds	56.0%
Commodity Fund	9.9%

International Equity Funds
Developed International Equity Funds	19.9%
Emerging Markets Equity Fund	4.1%

Bond Funds
Investment-Grade Bond Funds	0.1%
Inflation-Protected Bond Fund	0.0%
High Yield Bond Funds	10.0%

Short-Term Funds
Short-Term Funds	0.0%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.